CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY - USD ($) shares in Millions, $ in Millions	Total	Total Paramount Stockholders’ Equity	Preferred Stock Outstanding	Class A and B Common Stock Outstanding	Additional Paid-In Capital	Treasury Stock	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests
Preferred stock outstanding, beginning balance (in shares) at Dec. 31, 2022			10
Beginning balance at Dec. 31, 2022	$ 23,606	$ 23,036	$ 0	$ 1	$ 33,063	$ (22,958)	$ 14,737	$ (1,807)	$ 570
Common stock outstanding, beginning balance (in shares) at Dec. 31, 2022				650
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation activity (in shares)				3
Stock-based compensation activity	166	166			147		19
Preferred stock dividends	(58)	(58)					(58)
Common stock dividends	(261)	(261)					(261)
Noncontrolling interests	(81)								(81)
Net earnings (loss)	(576)	(608)					(608)		32
Other comprehensive income (loss)	254	251						251	3
Preferred stock outstanding, ending balance (in shares) at Dec. 31, 2023			10
Ending balance at Dec. 31, 2023	23,050	22,526	$ 0	$ 1	33,210	(22,958)	13,829	(1,556)	524
Common stock outstanding, ending balance (in shares) at Dec. 31, 2023				653
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation activity (in shares)				6
Stock-based compensation activity	184	184			184
Stock conversion (in shares)			(10)	12
Preferred stock dividends	(14)	(14)					(14)
Common stock dividends	(138)	(138)					(138)
Noncontrolling interests	(100)								(100)
Net earnings (loss)	(6,149)	(6,190)					(6,190)		41
Other comprehensive income (loss)	(51)	(48)						(48)	(3)
Preferred stock outstanding, ending balance (in shares) at Dec. 31, 2024			0
Ending balance at Dec. 31, 2024	16,782	16,320	$ 0	$ 1	33,394	(22,958)	7,487	(1,604)	462
Common stock outstanding, ending balance (in shares) at Dec. 31, 2024				671
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation activity (in shares)				3
Stock-based compensation activity	85	85			85
Common stock dividends	(70)	(70)					(70)
Noncontrolling interests	(37)								(37)
Net earnings (loss)	412	(35)					(35)		447
Other comprehensive income (loss)	141	140						140	1
Cancellation of treasury stock (Note 13)	0				(22,958)	22,958
Preferred stock outstanding, ending balance (in shares) at Aug. 06, 2025			0
Ending balance at Aug. 06, 2025	17,313	16,440	$ 0	$ 1	10,521	0	7,382	(1,464)	873
Common stock outstanding, ending balance (in shares) at Aug. 06, 2025				674
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustments to Paramount Global’s basis (Note 2)	(5,984)	(6,262)			(344)		(7,382)	1,464	278
PIPE Transaction (Note 13) (in shares)				108
PIPE Transaction (Note 13)	1,517	1,517			1,517
Addition of Skydance (in shares)				314
Addition of Skydance	422	422			1,589		(1,167)
Preferred stock outstanding, ending balance (in shares) at Aug. 07, 2025			0
Ending balance at Aug. 07, 2025	13,268	12,117	$ 0	$ 1	13,283	0	(1,167)	0	1,151
Common stock outstanding, ending balance (in shares) at Aug. 07, 2025				1,096
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation activity (in shares)				3
Stock-based compensation activity	100	100			100
Common stock dividends	(114)
Common stock dividends	(114)	(114)			(114)
Acquisition (Note 13) (in shares)				9
Acquisition (Note 13)	117	117			117
Noncontrolling interests	(4)								(4)
Net earnings (loss)	(540)	(586)					(586)		46
Other comprehensive income (loss)	60	59						59	1
Preferred stock outstanding, ending balance (in shares) at Dec. 31, 2025			0
Ending balance at Dec. 31, 2025	$ 12,887	$ 11,693	$ 0	$ 1	$ 13,386	$ 0	$ (1,753)	$ 59	$ 1,194
Common stock outstanding, ending balance (in shares) at Dec. 31, 2025				1,108